Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized hedging gains (losses) and other, net of tax of $2.6, $0.5 and ($0.2)	$ 2.6	$ 0.5	$ (0.2)
Reclassification of deferred hedging (gains) losses and other, included in net income, net of tax of ($3.1), ($0.1) and $3.3 (3)	(3.1)	(0.1)	3.3
Total derivative instruments, net of tax of ($0.5), $0.4 and $3.1	(0.5)	0.4	3.1
Unrealized actuarial gains (losses) and prior service (costs) credits, net of tax of $1.3, $1.9 and ($7.7) (2)	1.3	1.9	(7.7)
Reclassification of net actuarial and other (gain) loss, amortization of prior service costs and settlement charges, included in net income, net of tax of $4.3, $14.5 and $20.6 (3)	4.3	14.5	20.6
Total pension and other postretirement benefits, net of tax of $5.6, $16.4 and $12.9	$ (5.6)	$ (16.4)	$ (12.9)